AllianzGI NFJ International Value Fund
AllianzGI NFJ International Value Fund

ALLIANZ FUNDS

Supplement Dated October 31, 2014

to the Statutory Prospectus for Class A, Class B, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class and Class D

Shares of Allianz Funds

Dated August 29, 2014 (as supplemented thereafter)

Disclosure Relating to All Series

(each, a “Fund,” and collectively, the “Funds”)

On October 8-9, 2014, the Board of Trustees of Allianz Funds (the “Trust”) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2014 for a one-year period. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to AllianzGI NFJ International Value Fund

Within the Fund Summary relating to the AllianzGI NFJ International Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianzGI NFJ International Value Fund		A	C	R	Institutional	R6	P	Administrative	D
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianzGI NFJ International Value Fund		A	C	R	Institutional	R6	P	Administrative	D
Management Fees		1.03%	1.03%	1.03%	0.93%	0.88%	1.03%	0.93%	1.03%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none	none	0.25%	0.25%
Other Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.29%	2.04%	1.54%	0.94%	0.89%	1.04%	1.19%	1.29%
Expense Reductions	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	1.27%	2.02%	1.52%	0.92%	0.87%	1.02%	1.17%	1.27%
[1]	Effective November 1, 2014, AGIFM has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of its administrative fees ("Management Fees" in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the contractual fee rate by 0.025%.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example AllianzGI NFJ International Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	672	935	1,217	2,019
C	305	638	1,096	2,367
R	155	484	838	1,833
Institutional	94	298	518	1,153
R6	89	282	491	1,094
P	104	329	572	1,269
Administrative	119	376	652	1,441
D	129	407	706	1,555

Example: Assuming you do not redeem your shares
Expense Example No Redemption AllianzGI NFJ International Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	672	935	1,217	2,019
C	205	638	1,096	2,367
R	155	484	838	1,833
Institutional	94	298	518	1,153
R6	89	282	491	1,094
P	104	329	572	1,269
Administrative	119	376	652	1,441
D	129	407	706	1,555